Benefit Plans (Summary Of Information About Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	814
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 6 months
Options Outstanding, Weighted-Average Exercise Price	$ 47.18
Options Exercisable, Number	780
Options Exercisable, Weighted-Average Exercise Price	$ 46.85
$21.54 - $40.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range limit	$ 21.54
Exercise Prices, upper range limit	$ 40.99
Options Outstanding, Number	247
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 33.51
Options Exercisable, Number	247
Options Exercisable, Weighted-Average Exercise Price	$ 33.51
$41.18 - $54.30 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range limit	$ 41.18
Exercise Prices, upper range limit	$ 54.30
Options Outstanding, Number	229
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 6 months
Options Outstanding, Weighted-Average Exercise Price	$ 43.77
Options Exercisable, Number	217
Options Exercisable, Weighted-Average Exercise Price	$ 43.22
$55.34 - $60.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range limit	$ 55.34
Exercise Prices, upper range limit	$ 60.74
Options Outstanding, Number	338
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	1 year 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 59.50
Options Exercisable, Number	316
Options Exercisable, Weighted-Average Exercise Price	$ 59.79